Related Party Transactions - Additional information (Detail) - USD ($)								3 Months Ended		9 Months Ended			12 Months Ended
	Mar. 02, 2021	Feb. 25, 2021	Jan. 18, 2021		Jan. 18, 2021	Jan. 13, 2021	Jun. 30, 2020	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Apr. 30, 2020
Related Party Transaction [Line Items]
Debt instrument, face amount								$ 26,050,000		$ 26,050,000	$ 26,050,000				$ 104,000
Debt instrument interest rate													1.00%
Accrued liabilities—related party													$ 833,000	$ 342,000
Grow Bitterroot [Member] | Property Maintenance And Management Services Agreement [Member]
Related Party Transaction [Line Items]
Total consideration received from sale of facility							$ 6,885,000
Related party transaction annual fee							$ 50,000
Initial term for Property maintenance and management services under the agreement							3 years
Autorenewal term for Property maintenance and management services under the agreement							1 year
Notice period for termination of agreement related party							30 days
Short Term Lease Agreement [Member] | BrightMark [Member]
Related Party Transaction [Line Items]
Written notice period for termination of agreement related party													30 days
BrightMark [Member] | Management Services Agreement [Member]
Related Party Transaction [Line Items]
Amount of consideration for services including cost and expenses											$ 40,000		$ 40,000
Initial term for management services under the agreement											3 years		3 years
Additional term for management services under the agreement											1 year		1 year
Management fees											$ 120,000	$ 489,000	$ 628,000	815,000
Accrued liabilities—related party								0		0	$ 0		$ 833,000	$ 342,000
LEO HOLDINGS III CORP [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services			$ 25,000	[1],[2]					$ 25,000
Proceeds from related party debt										111,835
Related party transaction, expenses from transactions with related party								$ 30,000		58,000
Proceeds from issuance of private placement										$ 8,000,000
LEO HOLDINGS III CORP [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period	5,333,333		4,866,667
Class of warrants and rights issued, price per warrant	$ 1.50		$ 1.50
Proceeds from issuance of private placement	$ 8,000,000.0		$ 7,300,000
Exercise price of warrant			$ 0.10		$ 0.10			$ 0.10		$ 0.10	$ 0.10
LEO HOLDINGS III CORP [Member] | Working Capital Loan [Member]
Related Party Transaction [Line Items]
Debt instrument interest rate			0.00%		0.00%
Debt instrument convertible into warrants						$ 1,500,000
Debt instrument conversion price						$ 1.50
Due to related parties current								$ 0		$ 0	$ 0
LEO HOLDINGS III CORP [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock issued during period shares		3,600,000	3,600,000
Overallotment option vesting period		45 days	45 days
LEO HOLDINGS III CORP [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	3,500,000
Overallotment option vesting period	45 days
LEO HOLDINGS III CORP [Member] | Over-Allotment Option [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Class of warrants and rights issued during the period			5,346,667
Proceeds from issuance of private placement			$ 8,000,000.0
LEO HOLDINGS III CORP [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Due to related parties current								0		0	0
LEO HOLDINGS III CORP [Member] | Sponsor [Member] | Office Space Administrative and Support Services [Member]
Related Party Transaction [Line Items]
Amount of consideration for services including cost and expenses		$ 10,000
LEO HOLDINGS III CORP [Member] | Sponsor [Member] | Promissory Note [Member]
Related Party Transaction [Line Items]
Debt instrument, face amount						$ 300,000
Proceeds from related party debt						$ 112,000
Debt instrument interest rate						0.00%
LEO HOLDINGS III CORP [Member] | Sponsor [Member] | Promissory Note [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Proceeds from related party debt					$ 112,701
LEO HOLDINGS III CORP [Member] | Expenses Connection with Compliance Services [Member] | Administrative Support Agreement [Member]
Related Party Transaction [Line Items]
Due to related parties current								$ 16,000		$ 16,000	$ 16,000
LEO HOLDINGS III CORP [Member] | Founder Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Common stock, threshold percentage on conversion of shares		20.00%
LEO HOLDINGS III CORP [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited		900,000
LEO HOLDINGS III CORP [Member] | Founder Shares [Member] | Sponsor [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited	25,000
Stock repurchased during period, shares	3,500,000
LEO HOLDINGS III CORP [Member] | Class B Ordinary Shares [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited			900,000
LEO HOLDINGS III CORP [Member] | Class B Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Shares issued, shares, share-based payment arrangement, forfeited			900,000		900,000
LEO HOLDINGS III CORP [Member] | Class B Ordinary Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding		6,900,000
Stock repurchased during period, shares		6,900,000
LEO HOLDINGS III CORP [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member]
Related Party Transaction [Line Items]
Stock issued during period, value, issued for services					$ 25,000
Stock issued during period shares					5,750,000
Shares issued, price per share			$ 0.0001		$ 0.0001
Temporary equity shares outstanding		6,900,000
LEO HOLDINGS III CORP [Member] | Class B Ordinary Shares [Member] | Founder Shares [Member] | Sponsor [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding		6,900,000
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member]
Related Party Transaction [Line Items]
Temporary equity shares outstanding								27,500,000		27,500,000	27,500,000
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member] | Private Placement Warrants [Member]
Related Party Transaction [Line Items]
Exercise price of warrant			$ 11.50		$ 11.50			$ 11.50		$ 11.50	$ 11.50
Shares issuable per warrant			1		1			1		1	1
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	27,500,000		24,000,000
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Stock issued during period shares	3,500,000		27,600,000
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member] | Sponsor [Member] | Share Price More Than Or Equals To $12 [Member]
Related Party Transaction [Line Items]
Share transfer, trigger price price per share			$ 12.00		$ 12.00			$ 12.00		$ 12.00	$ 12.00
Number of consecutive trading days for determining share price					20 days					20 days
Number of trading days for determining share price					30 days					30 days
Threshold Number Of Trading Days For Determining Share PriceFrom Date Of Business Combination					150 days					150 days
LEO HOLDINGS III CORP [Member] | Class A Ordinary Shares [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Overallotment option vesting period	45 days

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number includes up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.